Investment securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Gains	$ 1,523	$ 6,141	$ 3,825
Losses	(1)	(111)	(412)
Net	$ 1,522	$ 6,030	$ 3,413